Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue
Schedule of disaggregation of revenue

Revenue by Major Products/Service Offerings

($ in millions)

			Technology
		Global	Services
	Cognitive	Business	& Cloud		Global		Total
For the year ended December 31, 2018:	Solutions	Services	Platforms	Systems	Financing	Other	Revenue
Solutions Software	$12,903	$—	$—	$—	$—	$—	$12,903
Transaction Processing Software	5,578	—	—	—	—	—	5,578

Consulting	—	7,705	—	—	—	—	7,705
Global Process Services	—	1,259	—	—	—	—	1,259
Application Management	—	7,852	—	—	—	—	7,852

Infrastructure Services	—	—	23,007	—	—	—	23,007
Technical Support Services	—	—	6,961	—	—	—	6,961
Integration Software	—	—	4,493	—	—	—	4,493

Systems Hardware	—	—	—	6,363	—	—	6,363
Operating Systems Software	—	—	—	1,671	—	—	1,671

Global Financing*	—	—	—	—	1,590	—	1,590

Other Revenue	—	—	—	—	—	207	207

Total	$18,481	$16,817	$34,462	$8,034	$1,590	$207	$79,591

*Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Revenue by Geography

($ in millions)

Total
For the year ended December 31, 2018:	Revenue
Americas	$36,994
Europe/Middle East/Africa	25,491
Asia Pacific	17,106

Total	$79,591

Schedule of reconciliation of contract balances

($ in millions)

	At December 31,	At January 1,
	2018	2018 (2)
Notes and accounts receivable-trade (net of allowances of $309 and $297 at December 31, 2018 and January 1, 2018, respectively)	$7,432	$8,295
Contract assets (1)	470	557
Deferred income (current)	11,165	11,493
Deferred income (noncurrent)	3,445	3,758

(1)Included within prepaid expenses and other current assets in the Consolidated Statement of Financial Position.

(2)As adjusted, upon adoption of the revenue standard on January 1, 2018.

Schedule of deferred contract costs

($ in millions)

At December 31,
2018
Capitalized costs to obtain a contract	$717
Deferred costs to fulfill a contract:
Deferred setup costs	2,085
Other deferred fulfillment costs	2,173

Total deferred costs (1)	$4,975

(1)

Of the total, $2,300 million is current and $2,676 million is noncurrent. Prior to January 1, 2018, the current and noncurrent balance of deferred costs were included within prepaid expenses and other current assets and investments and sundry assets, respectively.

Accounting Standards Update 2014-09, Revenue from Contracts with Customers
Revenue
Schedule of transition disclosures

Consolidated Statement of Earnings Impacts

($ in millions except per share amounts)

	As Reported		Adjusted
	under New	Adjustments	Amounts
	Revenue	to Convert	under Prior
For the year ended December 31, 2018:	Standard	to Prior GAAP	GAAP
Revenue	$79,591	$(63)	$79,528
Cost	42,655	(40)	42,615
Gross profit	36,936	(23)	36,912
Selling, general and administrative expense	19,366	7	19,373
Income from continuing operations before income taxes	11,342	(30)	11,312
Provision for/(benefit from) income taxes	2,619	(6)	2,613

Net income	$8,728	$(24)	$8,704

Earnings/(loss) per share of common stock—continuing operations:
Assuming dilution	$9.51	$(0.03)	$9.49
Basic	$9.56	$(0.03)	$9.54

Consolidated Statement of Financial Position Impacts

($ in millions)

	As Reported		Adjusted
	under New	Adjustments	Amounts
	Revenue	to Convert	under Prior
At December 31, 2018:	Standard	to Prior GAAP	GAAP
Assets:
Notes and accounts receivable-trade (net of allowances)	$7,432	$533	$7,965
Deferred costs (current)	2,300	(273)	2,027
Prepaid expenses and other current assets	2,378	(430)	1,948
Deferred taxes	5,216	190	5,406
Deferred costs (noncurrent)	2,676	(444)	2,231
Investments and sundry assets	2,386	—	2,386

Total assets	$123,382	$(425)	$122,957

Liabilities:
Taxes	$3,046	$56	$3,102
Deferred income (current)	11,165	67	11,232
Deferred income (noncurrent)	3,445	31	3,476

Total liabilities	$106,452	$154	$106,606

Equity:
Retained earnings	$159,206	$(604)	$158,601
Accumulated other comprehensive income/(loss)	(29,490)	26	(29,464)

Total stockholders’ equity	$16,929	$(578)	$16,351

Total liabilities and stockholders’ equity	$123,382	$(425)	$122,957

Consolidated Statement of Cash Flows Impacts

($ in millions)

	As Reported		Adjusted
	under New	Adjustments	Amounts
	Revenue	to Convert	under Prior
For the year ended December 31, 2018:	Standard	to Prior GAAP	GAAP
Cash flows from operating activities:
Net income	$8,728	$(24)	$8,704
Adjustments to reconcile net income to cash provided by operating activities:
Changes in operating assets and liabilities, net of acquisitions/divestitures	554	24	578
Net cash provided by operating activities	$15,247	$—	$15,247